Average Annual Total Returns - Federated Hermes Opportunistic High Yield Bond Fund	A 1 Year	A 5 Years	A 10 Years	C 1 Year	C 5 Years	C 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	SS 1 Year	SS 5 Years	SS 10 Years	SS Return After Taxes on Distributions 1 Year	SS Return After Taxes on Distributions 5 Years	SS Return After Taxes on Distributions 10 Years	SS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	SS Return After Taxes on Distributions and Sale of Fund Shares 5 Years	SS Return After Taxes on Distributions and Sale of Fund Shares 10 Years	R6 1 Year	R6 5 Years	R6 10 Years	Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index1(reflects no deduction for fees, expenses or taxes) 1 Year		Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index1(reflects no deduction for fees, expenses or taxes) 5 Years		Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index1(reflects no deduction for fees, expenses or taxes) 10 Years		Lipper High Yield Funds Average2 1 Year		Lipper High Yield Funds Average2 5 Years		Lipper High Yield Funds Average2 10 Years
Total	1.72%	6.57%	6.54%	4.66%	6.73%	6.22%	6.79%	7.83%	7.29%	6.68%	7.59%	7.11%	4.53%	5.33%	4.82%	3.84%	4.85%	4.53%	6.96%	7.80%	7.21%	7.05%	[1]	8.57%	[1]	6.79%	[1]	5.45%	[2]	7.13%	[2]	5.64%	[2]

[1]	Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index is an issuer-constrained version of the Bloomberg Barclays U.S. Corporate High Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis.
[2]	Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into their respective categories indicated. They do not reflect sales charges.